Share-based payments - Disclosure of movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Deferred Share Value Plan and Share Value Plan
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	501,454,000	413,859,000
Granted in the year (in shares)	232,479,000	291,876,000
Exercised/released in the year (in shares)	(196,900,000)	(178,634,000)
Less: forfeited in the year (in shares)	(41,309,000)	(25,647,000)
Less: expired in the year (in shares)	0	0
Outstanding at end of year (in shares)	495,724,000	501,454,000
Number of options exercisable (in shares)	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.61
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.68	£ 1.61
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	316,534,000	335,976,000
Granted in the year (in shares)	198,386,000	146,203,000
Exercised/released in the year (in shares)	(193,669,000)	(133,682,000)
Less: forfeited in the year (in shares)	(29,424,000)	(28,789,000)
Less: expired in the year (in shares)	(3,072,000)	(3,174,000)
Outstanding at end of year (in shares)	288,755,000	316,534,000
Number of options exercisable (in shares)	67,967,000	34,247,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Number of options exercisable (in shares)	44,109,518
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 0.97	£ 0.95
Granted in the year, weighted average exercise price (in GBP per share) | £ / shares	1.17	1.33
Exercised/released in the year, weighted average exercise price (in GBP per share) | £ / shares	0.88	1.15
Less: forfeited in the year, weighted average exercise price (in GBP per share) | £ / shares	1.20	1.01
Less: expired in the year, weighted average exercise price (in GBP per share) | £ / shares	1.42	1.23
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	1.06	0.97
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 0.87	£ 1.19